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Form N-23C-1
Report for Calendar month Ending April 30, 2003

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Swiss Helvetia Fund, Inc
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                                        Number of
Date of each     Identification of      shares        Price per      Approximate asset value      Name of Seller or
transaction      each security          purchased     share          or approximate asset         of Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
 04/25/03        870875101)              7,000         9.5577               11.61                    NYSE
 04/28/03          (same)                8,000         9.6485               11.71                    NYSE
 04/29/03          (same)               18,000         9.6649               11.63                    NYSE
 04/30/03          (same)               24,200         9.8553               11.80                    NYSE

Total                                   57,200
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